Investments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 Long Term Investments Fixed-rate Investments USD ($)	Dec. 31, 2012 Long Term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2012 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Short-term Investments Adjustable-rate Investments USD ($)	Dec. 31, 2012 Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2011 Short-term Investments Adjustable-rate Investments CNY
Gain (Loss) on Investments [Line Items]
Short-term held-to-maturity securities, amortized cost				17,072,751	9,848,848			100,048
Long-term held-to-maturities securities, amortized cost		513,728
Held-to-maturity securities, gross unrecognized holding gains		886		30,886	10,504			0
Held-to-maturity securities, gross unrecognized holding losses		0		(17,385)	(25,077)			(21)
Held-to-maturity securities, fair value	82,601	514,614	2,742,533	17,086,252	9,834,275			100,027
Available-for-sale securities, amortized cost				3,500,945			17,073	102,637
Available-for-sale securities, gross unrealized gains				13,454			0	45
Available-for-sale securities, fair value			$ 564,100	3,514,399		$ 2,740	17,073	102,682